Segment Information (Schedule of Geographical Segments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales
US	$ 1,811	$ 1,772	$ 1,555
International	4,607	4,991	4,363
Total	6,418	6,763	5,918
Property, plant and equipment, net
US	813	735
International	2,537	2,534
Total	3,350	3,269
GERMANY
International countries with significant net sales
Net sales attributed to individual foreign countries	2,082	2,328	1,950
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	1,328	1,394
CHINA
International countries with significant net sales
Net sales attributed to individual foreign countries	733	667	596
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	642	573
SINGAPORE
International countries with significant net sales
Net sales attributed to individual foreign countries	561	722	612
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	109	112
BELGIUM
International countries with significant net sales
Net sales attributed to individual foreign countries	504	461	451
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	60	53
CANADA
International countries with significant net sales
Net sales attributed to individual foreign countries	284	323	277
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	148	154
MEXICO
International countries with significant net sales
Net sales attributed to individual foreign countries	257	241	267
International countries with significant property, plant and equipment, net
Property, plant and equipment, net attributed to individual foreign countries	$ 128	$ 117